Intangible Assets, Net - Schedule of Intangible Assets, Net are Wells Unassigned to a Reserve (Detail) - MXN ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Wells unassigned to a reserve:
Balance at the beginning of period	$ 22,775,784
Balance at the end of period	18,578,266		$ 22,775,784
Wells unassigned to reserve [member]
Wells unassigned to a reserve:
Balance at the beginning of period	21,435,160	$ 12,831,281	12,831,281
Additions to construction in progress	15,622,899	11,880,905	23,237,519
Transfers against expenses	(11,663,560)	(4,455,298)	(8,404,284)
Transfers against fixed assets	(8,423,843)	(3,157,374)	(6,229,356)
Balance at the end of period	$ 16,970,656	$ 17,099,514	$ 21,435,160